Perpetual hybrid bonds (Tables)	6 Months Ended
Jun. 30, 2023
Perpetual Hybrid Bonds [Abstract]
Disclosure of unconsolidated contribution to consolidated equity results

	As at 30 June		As at 31 December
	2023	2022	2022
	£m	£m	£m
Total Equity
Share capital	614	614	614
Share premium	112	112	113
Perpetual hybrid bonds	1,685	1,685	1,685
Other Equity	31,511	29,956	34,270